Schedule of Reconciliation of Exploration And Evaluation (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Opening balance	$ 81,070,075	$ 56,702,626
Additions	9,176,938	22,157,270
Revaluation due to foreign exchange	(2,484,905)	2,210,179
Carrying amount at end of year	$ 87,762,108	$ 81,070,075